Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Offsetting Financial Assets And Financial Liabilities [Line Items]
Receivables under resale agreement subject to enforceable master netting arrangements	¥ 10,587	¥ 11,537
Payables under repurchase agreement subject to enforceable master netting arrangements	25,147	19,505
Receivables under securities transaction borrowing subject to master netting arrangement	1,892	2,339
Payables under securities transaction lending subject to master netting arragement	758	1,172
Subject To Enforceable Master Netting Arragement [Member]
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets subject to enforceable master netting arrangements	12,574	9,326
Derivative liabilities subject to enforceable master netting arrangements	¥ 12,432	¥ 9,235